Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal tax rate					35.00%	34.00%	34.00%
State taxes, net of federal benefit					5.60%	5.70%	5.70%
Other					(1.90%)	0.70%	(2.00%)
Changes in valuation allowance							(109.00%)
Effective tax rate	43.20%	40.00%	43.40%	40.00%	38.70%	40.40%	(71.30%)